SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in the Trust Account	$ 72,565,394	$ 67,813,020